Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed maturity securities:
Bonds available for sale, at fair value (amortized cost: 2011 - $250,770; 2010 - $220,669)	$ 263,981	$ 228,302
Bond trading securities, at fair value	24,364	26,182
Equity securities:
Common and preferred stock available for sale, at fair value (cost: 2011 - $1,820; 2010 - $2,571)	3,624	4,581
Common and preferred stock trading, at fair value	125	6,652
Mortgage and other loans receivable, net of allowance (portion measured at fair value: 2011 - $107; 2010 - $143)	19,489	20,237
Flight equipment primarily under operating leases, net of accumulated depreciation	35,539	38,510
Other invested assets (portion measured at fair value: 2011 - $20,876; 2010 - $21,356)	40,744	42,210
Short-term investments (portion measured at fair value: 2011 - $5,913; 2010 - $23,860)	22,572	43,738
Total investments	410,438	410,412
Cash	1,474	1,558
Accrued investment income	3,108	2,960
Premiums and other receivables, net of allowance	14,721	15,713
Reinsurance assets, net of allowance	27,211	25,810
Current and deferred income taxes	17,802
Deferred policy acquisition costs	8,937	9,431
Derivative assets, at fair value	4,499	5,917
Other assets, including restricted cash of $2,988 in 2011 and $30,232 in 2010 and prepaid commitment fee asset of $3,628 in 2010 (portion measured at fair value: 2011 - $0; 2010 - $14)	12,782	44,379
Separate account assets, at fair value	51,388	54,432
Assets held for sale		104,961
Total assets	552,360	675,573
Liabilities:
Liability for unpaid claims and claims adjustment expense	91,145	91,151
Unearned premiums	23,465	23,803
Future policy benefits for life and accident and health insurance contracts	34,317	31,268
Policyholder contract deposits (portion measured at fair value: 2011 - $918; 2010 - $445)	126,898	121,373
Other policyholder funds	6,691	6,758
Current and deferred income taxes		2,351
Derivative liabilities, at fair value	4,733	5,735
Other liabilities (portion measured at fair value: 2011 - $907; 2010 - $2,619)	27,554	29,108
Federal Reserve Bank of New York credit facility (see Note 1)		20,985
Other long-term debt (portion measured at fair value: 2011 - $10,766; 2010 - $12,143)	75,253	85,476
Separate account liabilities	51,388	54,432
Liabilities held for sale		95,923
Total liabilities	441,444	568,363
Commitments, contingencies and guarantees (see Note 16)
Redeemable noncontrolling interests (see Note 1):
Nonvoting, callable, junior preferred interests held by Department of the Treasury	8,427
Other	96	434
Total redeemable noncontrolling interests	8,523	434
AIG shareholders' equity (see Note 1):
Common stock, $2.50 par value; 5,000,000,000 shares authorized; shares issued: 2011 - 1,906,568,099; 2010 - 147,124,067	4,766	368
Treasury stock, at cost; 2011 - 9,746,617; 2010 - 6,660,908 shares of common stock	(942)	(873)
Additional paid-in capital	81,787	9,683
Retained earnings (accumulated deficit)	10,774	(9,848)
Accumulated other comprehensive income	5,153	7,543
Total AIG shareholders' equity	101,538	78,856
Non-redeemable noncontrolling interests (see Note 1):
Nonvoting, callable, junior and senior preferred interests held by Federal Reserve Bank of New York		26,358
Other (including $204 associated with businesses held for sale in 2010)	855	1,562
Total non-redeemable noncontrolling interests	855	27,920
Total equity	102,393	106,776
Total liabilities and equity	552,360	675,573
Series E
AIG shareholders' equity (see Note 1):
Preferred stock		41,605
Series F
AIG shareholders' equity (see Note 1):
Preferred stock		7,378
Series C
AIG shareholders' equity (see Note 1):
Preferred stock		$ 23,000